February 23, 1996



VIA EDGAR TRANSMISSION



Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549



RE:  Portico Funds, Inc.

        (1933 Act Registration No.  33-18255)

        (1940 Act Registration No.  811-5380)



Ladies and Gentlemen:



On behalf of the Portico Funds, Inc. (the "Company") and pursuant to Rule 497 (j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from those prospectuses and statements of additional information contained in the Company's most recent post-effective amendment, Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1a under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 28"), which was filed on February 20, 1996; and (ii) the text of Post-Effective Amendment No. 28 has been filed electronically:



        1). Institutional Version of the Prospectus dated February 20, 1996 for the Money Market Fund, Institutional Money Market Fund,
U.S. Treasury Money Market Fund, U.S. Government Money Market
Fund, Tax-Exempt Money Market Fund, Short-Term Bond Market Fund,
Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond
Fund, Bond IMMDEX/tm Fund, Balanced Fund, Growth and Income
Fund, Equity Index Fund, MidCore Growth Fund, Special Growth
Fund and International Equity Fund;



        2). Retail Version of the Prospectus dated February 20, 1996 for the Balanced Fund, Growth and Income Fund, Equity Index
Fund, MidCore Growth Fund, Special Growth Fund and International
Equity Fund;



        3). Retail Version of the Prospectus dated February 20, 1996 for the Short-Term Bond Market Fund, Intermediate Bond Market
Fund, Tax-Exempt Intermediate Bond Fund and Bond IMMDEX/tm Fund;



        4). Retail Version of the Prospectus dated February 20, 1996 for the Money Market Fund, U.S. Treasury Money Market Fund, U.S.
Government Money Market Fund, and Tax-Exempt Money Market Fund;



        5). Statement of Additonal Information dated February 20, 1996 for the Short-Term Bond Market Fund, Intermediate Bond Market
Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEX/tm Fund,
Balanced Fund, Growth and Income Fund, Equity Index Fund,
MidCore Growth Fund, Special Growth Fund, and International
Equity Fund; and



        6). Statement of Additional Information dated February 20, 1996 for the Money Market Fund, Institutional Money Market Fund,
U.S. Treasury Money Market Fund, U.S. Government Money Market
Fund, and Tax-Exempt Money Market Fund.



If you have any questions or comments regarding this filing, do not hesitate to contact Kenneth L. Greenberg, Esp. at (215)
988-1152.



Very truly yours,



Portico Funds, Inc.



By:  /s/ Mary Ellen Stanek

        Vice President